4. PREPAID EXPENSES AND OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
NOTE 4. PREPAID EXPENSES AND OTHER CURRENT ASSETS

Summaries of prepaid expenses and other current assets are as follows (in thousands):

	June 30,	December 31,
	2015	2014
	(unaudited)

Temporary advances to employees	$506	$302
Prepaid rent	860	1,217
Prepaid other taxes	59	701
Prepaid fuel charges	—	17
Prepaid insurance	1,123	1,190
Deposits for inventories	600	—
Due from third party	4,910	—
Other current assets	2,677	2,093
Total	$10,735	$5,520

Prepaid insurance mainly includes the amount prepaid by the Company on behalf of the customers for its insurance agency business. Due from third party represents a short term interest bearing advance made to a third party in June 2015. The amounts due bore interest at 1% per month and were fully repaid in August 2015. Other current assets mainly include short-term advances made to third parties, such as to petrol companies and to customers for insurance claims.